Convertible Preferred Stock Balances (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2010 Series A Preferred Stock	Sep. 30, 2012 Series B-1 Preferred Stock	Dec. 31, 2011 Series B-1 Preferred Stock	Dec. 31, 2010 Series B-1 Preferred Stock	Sep. 30, 2012 Series B-2 Preferred Stock	Dec. 31, 2011 Series B-2 Preferred Stock	Dec. 31, 2010 Series B-2 Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2010 Series C Preferred Stock	Sep. 30, 2012 Series D Preferred Stock	Dec. 31, 2011 Series D Preferred Stock	Dec. 31, 2010 Series D Preferred Stock	Mar. 30, 2009 Series D Preferred Stock	Dec. 31, 2008 Series D Preferred Stock	Sep. 30, 2008 Series D Preferred Stock	Sep. 30, 2012 Series E Preferred Stock	Jun. 30, 2012 Series E Preferred Stock
Preferred Stock [Line Items]
Shares Authorized	60,152,555	39,108,536	39,108,536	1,527,611	1,527,611	1,527,611	3,425,152	3,425,152	3,425,152	14,811,323	14,811,323	14,811,323	6,944,450	6,944,450	6,944,450	11,385,196	12,400,000	12,400,000				22,058,823
Shares Issued and Outstanding	12,329,330	10,657,030	10,657,030	428,922	428,922	428,922	961,720	961,720	961,720	4,119,759	4,119,759	4,119,759	1,949,874	1,949,874	1,949,874	3,196,755	3,196,755	3,196,755	431,973	1,015,357	1,749,425	1,672,300	1,672,300
Carrying Value	$ 102,023	$ 83,178	$ 83,178	$ 1,835	$ 1,835	$ 1,835	$ 4,726	$ 4,726	$ 4,726	$ 21,039	$ 21,039	$ 21,039	$ 19,905	$ 19,905	$ 19,905	$ 35,673	$ 35,673	$ 35,673				$ 18,845
Liquidation Amount	$ 105,512	$ 85,262	$ 85,262	$ 2,200	$ 2,200	$ 2,200	$ 4,932	$ 4,932	$ 4,932	$ 21,128	$ 21,128	$ 21,128	$ 20,000	$ 20,000	$ 20,000	$ 37,002	$ 37,002	$ 37,002				$ 20,250